Drilling units	6 Months Ended
Jun. 30, 2013
Drilling units [Abstract]
Drilling units
Note 7 – Drilling units

(In US$ millions)	June 30, 2013	December 31, 2012

Cost	$2,306.7	$2,297.0
Accumulated depreciation	(231.5)	(194.0)
Net book value	$2,075.2	$2,103.0

The depreciation expense was $43.9 million and $30.9 million for the six months, and $22.3 million and $16.6 million for the three months ended June 30, 2013 and 2012, respectively.